Form N-1A Supplement	Jun. 30, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BRIDGE BUILDER TRUST
Bridge Builder Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”)
Supplement dated December 18, 2025
to the Prospectus dated October 27, 2025, as supplemented
This supplement provides new and additional information beyond that contained in the
Prospectus and should be read in conjunction with the Prospectus.
The Trustees of the Bridge Builder Trust (the “Trust”) have approved an investment sub‑advisory agreement among Olive Street Investment Advisers, LLC (the “Adviser”), Federated MDTA LLC (“Federated MDT”) and the Trust, pursuant to which Federated MDT now serves as a sub‑adviser to an allocated portion of the Small/Mid Cap Growth Fund.
Accordingly, the Prospectus is hereby supplemented and revised as follows:
1.
The fifth paragraph under the sub‑section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Small/Mid Cap Growth Fund” is hereby deleted and replaced with the following:

The Adviser is responsible for determining the amount of Fund assets allocated to each Sub‑adviser. The Adviser allocates Fund assets to the following Sub‑advisers: Artisan Partners Limited Partnership (“Artisan Partners”), BlackRock Investment Management, LLC (“BlackRock”), Champlain Investment Partners, LLC (“Champlain”), Driehaus Capital Management LLC (“Driehaus”), Eagle Asset Management, Inc. (“Eagle”), Federated MDTA LLC (“Federated MDT”), and Stephens Investment Management Group, LLC (“SIMG”). The Adviser may adjust allocations to the Sub‑advisers at any time or make recommendations to the Board with respect to the hiring, termination or replacement of the Sub‑advisers. Below is a summary of each Sub‑adviser’s principal investment strategies.
2.	The following paragraph is hereby added to the sub‑section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Small/Mid Cap Growth Fund”:
Federated MDT’s Principal Investment Strategies
Federated MDT primarily invests in the common stock of small U.S. companies. Federated MDT utilizes a small capitalization growth approach by selecting most of its investments from companies listed in the Russell 2000® Growth Index. Federated MDT’s investments may include, but are not limited to, equity securities of domestic issuers and real estate investment trusts (REITs). As Federated MDT’s sector exposure approximates the Russell 2000® Growth Index, their allocated portion of the Fund may, from time to time, have larger allocations to certain broad market sectors, such as healthcare, technology and industrials. Federated MDT implements its strategy using a quantitative model driven by fundamental and technical stock selection variables. This process seeks to impose strict discipline over stock selection, unimpeded by market or manager psychology. It seeks to maximize compound annual return while controlling risk. The process also takes into account trading costs in an effort to ensure that trades are generated only to the extent they are expected to be profitable on an after-trading cost basis. Additionally, risk is controlled through diversification constraints which limit exposure to individual companies as well as groups of correlated companies. Federated MDT actively trades its portfolio securities as part of implementing its investment strategy.

Bridge Builder Small/Mid Cap Growth Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BRIDGE BUILDER TRUST
Bridge Builder Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”)
Supplement dated December 18, 2025
to the Prospectus dated October 27, 2025, as supplemented
This supplement provides new and additional information beyond that contained in the
Prospectus and should be read in conjunction with the Prospectus.
The Trustees of the Bridge Builder Trust (the “Trust”) have approved an investment sub‑advisory agreement among Olive Street Investment Advisers, LLC (the “Adviser”), Federated MDTA LLC (“Federated MDT”) and the Trust, pursuant to which Federated MDT now serves as a sub‑adviser to an allocated portion of the Small/Mid Cap Growth Fund.
Accordingly, the Prospectus is hereby supplemented and revised as follows:
1.
The fifth paragraph under the sub‑section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Small/Mid Cap Growth Fund” is hereby deleted and replaced with the following:

The Adviser is responsible for determining the amount of Fund assets allocated to each Sub‑adviser. The Adviser allocates Fund assets to the following Sub‑advisers: Artisan Partners Limited Partnership (“Artisan Partners”), BlackRock Investment Management, LLC (“BlackRock”), Champlain Investment Partners, LLC (“Champlain”), Driehaus Capital Management LLC (“Driehaus”), Eagle Asset Management, Inc. (“Eagle”), Federated MDTA LLC (“Federated MDT”), and Stephens Investment Management Group, LLC (“SIMG”). The Adviser may adjust allocations to the Sub‑advisers at any time or make recommendations to the Board with respect to the hiring, termination or replacement of the Sub‑advisers. Below is a summary of each Sub‑adviser’s principal investment strategies.
2.	The following paragraph is hereby added to the sub‑section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Small/Mid Cap Growth Fund”:
Federated MDT’s Principal Investment Strategies
Federated MDT primarily invests in the common stock of small U.S. companies. Federated MDT utilizes a small capitalization growth approach by selecting most of its investments from companies listed in the Russell 2000® Growth Index. Federated MDT’s investments may include, but are not limited to, equity securities of domestic issuers and real estate investment trusts (REITs). As Federated MDT’s sector exposure approximates the Russell 2000® Growth Index, their allocated portion of the Fund may, from time to time, have larger allocations to certain broad market sectors, such as healthcare, technology and industrials. Federated MDT implements its strategy using a quantitative model driven by fundamental and technical stock selection variables. This process seeks to impose strict discipline over stock selection, unimpeded by market or manager psychology. It seeks to maximize compound annual return while controlling risk. The process also takes into account trading costs in an effort to ensure that trades are generated only to the extent they are expected to be profitable on an after-trading cost basis. Additionally, risk is controlled through diversification constraints which limit exposure to individual companies as well as groups of correlated companies. Federated MDT actively trades its portfolio securities as part of implementing its investment strategy.